STATEMENTS OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	R$ 26,624,721	R$ 25,447,930	R$ 23,833,893
Costs of services provided and goods sold	(12,266,584)	(11,893,115)	(11,496,437)
Gross income	14,358,137	13,554,815	12,337,456
Operating income (expenses):
Selling expenses	(5,959,682)	(5,908,816)	(5,742,642)
General and administrative expenses	(1,734,484)	(1,798,005)	(1,759,433)
Share of loss of an associate	(107,800)	(82,526)	(89,304)
Other income (expenses), net	(212,139)	(258,781)	(28,779)
Total operating expenses	(8,014,105)	(8,048,128)	(7,620,158)
Profit before financial income and expenses	6,344,032	5,506,687	4,717,298
Financial income (expenses):
Financial income	1,629,877	861,759	1,239,753
Financial expenses	(3,350,234)	(2,817,346)	(2,765,961)
Foreign exchange variations, net	(63,664)	71,363	(7,057)
Total financial income(expenses)	(1,784,021)	(1,884,224)	(1,533,265)
Profit before income tax and social contribution	4,560,011	3,622,463	3,184,033
Income tax and social contribution	(248,027)	(468,582)	(346,611)
Net income	R$ 4,311,984	R$ 3,153,881	R$ 2,837,422
Earnings per share attributable to the Company’s shareholders (expressed in R$ per share)
Basic earnings per share	R$ 1.79	R$ 1.30	R$ 1.17
Diluted earnings per share	R$ 1.78	R$ 1.30	R$ 1.17